LEASES - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2026	$ 959
2027	855
2028	358
Total lease payments	2,172
Less: imputed interest	(140)
Present value of lease liabilities	$ 2,032